Salaries (Tables)	12 Months Ended
Dec. 31, 2018
Salaries [Abstract]
Schedule of salaries
	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Total salaries and incidentals	2,544	2,578	2,574

Less - salaries recognized in investments in property, plant and equipment and in intangible assets	529	571	579

	2,015	2,007	1,995